Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES

NOTE 11 — INCOME TAXES

Predecessor

Prior the closing of the Acquisition, the Predecessor elected to be treated as a partnership for income tax purposes and was not subject to federal, state, or local income taxes. Any taxable income or loss was recognized by the owners. Accordingly, no federal, state, or local income taxes have been reflected in the accompanying consolidated financial statements of the Predecessor.

Successor

As of December 31, 2023, the Company’s net deferred tax assets were as follows:

December 31, 2023
Deferred tax assets
Federal net operating loss	$454,225
Transaction costs	1,441,904
Other debt costs	885,890
Stock-based compensation	268,405
Other	3,611
Total deferred tax assets	3,054,035
Deferred tax liabilities
Oil and natural gas properties	(9,097,162)
Unrealized gain on derivatives	(120,013)
Total deferred tax assets	(9,217,175)
Net deferred tax liabilities	(6,163,140)
Valuation allowance for deferred tax assets	-
Net Deferred tax liability, net of allowance	$(6,163,140)

The income tax provision consists of the following:

For the period from
November 15, 2023 to December 31, 2023
Current income tax (benefit) expense
Federal	$(22,007)
State	-
Total current income tax benefit	(22,007)
Deferred tax (benefit) expense:
Federal	(1,467,62)
State	(325,795)
Valuation allowance	(571,975)
Total deferred income tax (benefit) expense	(2,365,632)
Total income tax (benefit) expense	$(2,387,639)

As of December 31, 2023, the Company had $1,770,098 of estimated U.S. federal net operating loss carryovers, which do not expire, and no state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance.

Under the Tax Cuts and Jobs Act, net operating losses incurred after December 31, 2017 can only offset 80% of taxable income. However, these net operating losses may be carried forward indefinitely instead of limited to twenty years under previous tax law. Carryback of these losses is no longer permitted. The CARES Act temporarily removed the 80% of taxable income limitation to allow NOL carryforwards to fully offset income. For tax years beginning after 2021, the Company can take: (1) a 100% deduction of NOLs arising in tax years prior to 2018, and (2) a deduction limited to 80% of modified taxable income for NOLs arising in tax years after 2017.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

For the period from
November 15, 2023 to December 31, 2023
Statutory federal income tax rate	21.00%
State Taxes (Net of Federal Benefit)	2.86%
Permanent Differences	(8.11)%
Change in valuation allowance	5.02%
Other	0.19%
Income tax provision	20. 97%

The effective income tax rate differs from the U.S. statutory rate of 21 percent primarily due to permanent differences between GAAP income and taxable income. Periods prior to November 15, 2023 are not shown because the Predecessors were treated as partnerships for U.S. federal income tax purposes and therefore do not record a provision for U.S. federal income tax because the partners of the Predecessors report their share of the Predecessors’ income or loss on their respective income tax returns. The Predecessors are required to file tax returns on Form 1065 with the IRS. The 2021 through 2023 tax years remain open to examination.

The Company files income tax returns in the U.S. federal jurisdiction, Texas and New Mexico, and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open to examination by the taxing authorities. Significant differences may exist between the results of operations reported in these consolidated financial statements and those determined for income tax purposes primarily due to the use of different asset valuation methods for tax purposes.